Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial Instruments [Abstract]
Long-term debt	€ 17,123	€ 19,745	[1]	€ 20,131	[1]
Short-term debt and current portion of long-term debt	3,183	2,767	[1]	4,554	[1]
Interest rate and currency derivatives used to manage debt	(56)	119		(117)
Total debt	20,250	22,631		24,568		€ 24,586
Cash and cash equivalents	(10,098)	(13,915)	[2]	(9,427)	[2]	€ (6,925)	[3]
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	9,983	8,790		15,107
Lease liabilities	€ 2,108	€ 1,163		€ 1,248

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.